Earnings per share, details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 107,497	$ 128,779	$ 121,498
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Incremental shares	42,574	125,462	102,689
Weighted average number of common shares, diluted	81,124,348	80,808,232	78,385,464
Earnings Per Share Basic	$ 1.33	$ 1.60	$ 1.55
Earnings Per Share Diluted	$ 1.33	$ 1.59	$ 1.55
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	107,497	128,779	121,498
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Earnings Per Share Basic	$ 1.33	$ 1.60	$ 1.55
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 107,497	$ 128,779	$ 121,498
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Incremental shares	42,574	125,462	102,689
Weighted average number of common shares, diluted	81,124,348	80,808,232	78,385,464
Earnings Per Share Diluted	$ 1.33	$ 1.59	$ 1.55